Taxes - Summary of Reconciliation of Deferred Tax Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax expense/(benefit)	$ 118	$ 616	$ (1,756)
Petroleum Resource Rent Tax [member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax expense/(benefit)	(814)	297	(439)
Petroleum Resource Rent Tax [member] | Production and growth assets [member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax expense/(benefit)	(710)	455	(242)
Petroleum Resource Rent Tax [member] | Augmentation for current year [member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax expense/(benefit)	(175)	(166)	(138)
Petroleum Resource Rent Tax [member] | Provisions [member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax expense/(benefit)	(12)	(29)	(32)
Petroleum Resource Rent Tax [member] | Other [member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax expense/(benefit)	83	37	(27)
Income Tax [member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax expense/(benefit)	932	319	(1,317)
Income Tax [member] | Oil and gas properties [member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax expense/(benefit)	292	674	(981)
Income Tax [member] | Exploration and evaluation assets [member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax expense/(benefit)	14	(204)	(210)
Income Tax [member] | Lease assets and liabilities [member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax expense/(benefit)	25	1	(16)
Income Tax [member] | Provisions [member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax expense/(benefit)	151	(10)	(106)
Income Tax [member] | PRRT assets and liabilities [Member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax expense/(benefit)	236	(88)	134
Income Tax [member] | Unused tax losses and tax credits [member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax expense/(benefit)	19	149	(149)
Income Tax [member] | Assets held for sale [Member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax expense/(benefit)	205	(205)
Income Tax [member] | Derivatives [member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax expense/(benefit)	21	(11)	16
Income Tax [member] | Other [member]
Disclosure Of Reconciliation Of Deferred tax income statement [Line Items]
Deferred tax expense/(benefit)	$ (31)	$ 13	$ (5)